Events After the Reporting Period	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Events After the Reporting Period [Text Block]
22.	Events After the Reporting Period

Subsequent to the year ended August 31, 2018, the Company:

a)

granted an aggregate of 100,000 stock options with a weighted average exercise price of $0.10 per share to certain employees of the Company. The weighted average contract life of these options at issuance was 5 years;

b)	issued a total of 6,094,954 common shares pursuant to the conversion of 30 A1 Preferred Shares, 20 B1 Preferred Shares and 10 C1 Preferred Shares;
c)	had 1,400,000 stock options with a weighted average exercise price of $0.17 per share expire;

d)	had 272,727 broker’s compensation warrants with an exercise price of $0.25 per share expire;

e)

completed a private placement and issued 5,375,000 units at the price of $0.07 per unit for gross proceeds of $376,250. Each unit was comprised of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $0.12 for a period of two years from the closing date of the private placement (the “Closing Date”), or if the closing price of the common shares on the TSX is $0.16 or higher for a period of twenty consecutive trading days after the Closing Date, the Company may, by notice to the holder (supplemented by a news release of general dissemination) reduce the expiry date of the warrants to not less than 30 days from the date of such notice. Donald Bubar, Director, President and CEO subscribed for 1,000,000 units; and

f)

entered into a $500,000 convertible security funding agreement ("Funding Agreement") with Lind. The convertible security under the Funding Agreement has a two year term and will accrue a simple interest rate obligation of 10% on the amount funded that is prepaid and attributed to its face value upon issuance. Lind will be entitled to convert the convertible security commencing 180 days after execution of the Funding Agreement at a conversion price equal to the higher of (a) 80% of the five day trailing VWAP of the common shares prior to the date of conversion, and (b) the five day trailing VWAP of the shares prior to the date of conversion, less the maximum discount allowable in accordance with TSX rules. Company has floor price protection such that if any conversion results in an effective conversion price of less than $0.05 per share, then the Company has the right to instead repay the amount that was subject to that conversion for a 5% premium. The Company also has the right to repurchase the convertible security at any time.

In conjunction with the closing of the convertible security, Lind will receive a commitment fee of $15,000 and 4,575,000 common share purchase warrants. Each warrant entitles the holder to purchase one common share of the Company at a price of $0.07 per common share until 36 months after closing.